UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	5/31/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Research Growth Fund, Inc.
May 31, 2012 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--17.4%
Amazon.com	69,280a	14,750,405
Delphi Automotive	280,900b	8,154,527
Dick's Sporting Goods	113,580	5,281,470
Home Depot	311,860	15,387,172
Johnson Controls	200,580	6,045,481
Limited Brands	147,930	6,562,175
Macy's	298,030	11,340,042
Michael Kors Holdings	108,720	4,281,394
Newell Rubbermaid	531,140	9,772,976
News, Cl. A	369,910	7,102,272
Nordstrom	122,820	5,817,983
O'Reilly Automotive	37,200a	3,563,388
Priceline.com	17,370a	10,864,761
PVH	129,880	10,520,280
Ross Stores	123,510	7,809,537
Royal Caribbean Cruises	229,630	5,407,786
Starbucks	230,420	12,647,754
Under Armour, Cl. A	90,600a	9,126,138
Viacom, Cl. B	223,110	10,649,040
		165,084,581
Consumer Staples--10.1%
Avon Products	401,050	6,637,377
Coca-Cola Enterprises	422,460	11,558,506
Dr. Pepper Snapple Group	72,700	2,999,602
Energizer Holdings	97,770a	7,128,411
Kroger	112,400	2,473,924
PepsiCo	338,030	22,935,336
Philip Morris International	322,210	27,229,967
Whole Foods Market	164,450	14,571,915
		95,535,038
Energy--9.3%
Cameron International	100,710a	4,601,440
Chevron	183,910	18,080,192
Ensco, Cl. A	164,950	7,407,904
EOG Resources	158,990	15,787,707
Exxon Mobil	84,200	6,620,646
National Oilwell Varco	98,830	6,596,903
Noble Energy	56,640	4,783,814
Occidental Petroleum	86,450	6,852,892
Schlumberger	274,520	17,363,390
		88,094,888
Financial--3.2%
Discover Financial Services	303,860	10,060,805
IntercontinentalExchange	39,700a	4,861,265
Moody's	180,870	6,618,033
Wells Fargo & Co.	257,710	8,259,606
		29,799,709
Health Care--12.6%
Agilent Technologies	142,370	5,788,764

Alexion Pharmaceuticals	65,280a	5,912,410
Allergan	109,570	9,888,692
Amgen	34,300	2,384,536
Biogen Idec	58,730a	7,678,947
Bristol-Myers Squibb	236,550	7,886,577
Cerner	100,690a	7,849,792
Eli Lilly & Co.	69,700	2,854,215
Gilead Sciences	254,010a	12,687,800
McKesson	154,380	13,474,286
Merck & Co.	115,120	4,326,210
Perrigo	46,330	4,813,224
St. Jude Medical	190,130	7,304,795
United Therapeutics	32,000a	1,415,680
Vertex Pharmaceuticals	150,930a	9,061,837
Watson Pharmaceuticals	134,540a	9,591,357
WellCare Health Plans	71,320a	4,027,440
WellPoint	37,400	2,520,386
		119,466,948
Industrial--10.5%
Caterpillar	217,150	19,026,683
Cooper Industries	206,210	14,537,805
Danaher	257,650	13,390,071
Eaton	307,690	13,126,055
FedEx	116,700	10,402,638
Fluor	209,570	9,824,642
Precision Castparts	53,810	8,943,760
Union Pacific	92,870	10,345,718
		99,597,372
Information Technology--31.6%
Activision Blizzard	180,000	2,113,200
Analog Devices	297,850	10,832,804
Apple	135,113a	78,058,833
Broadcom, Cl. A	264,060a	8,542,341
Citrix Systems	123,970a	9,059,728
F5 Networks	111,160a	11,502,837
Fiserv	17,300a	1,166,539
Google, Cl. A	47,856a	27,797,636
International Business Machines	17,900	3,452,910
Intuit	192,640	10,832,147
LinkedIn, Cl. A	64,750	6,222,475
MasterCard, Cl. A	33,130	13,467,676
Microsoft	168,101	4,906,868
Motorola Solutions	30,300	1,456,824
Oracle	889,600	23,547,712
Paychex	229,710	6,884,409
QUALCOMM	483,980	27,736,894
Red Hat	201,640a	10,360,263
Salesforce.com	54,730a	7,586,673
Skyworks Solutions	199,660a	5,362,868
Teradata	72,330a	4,808,498
Texas Instruments	404,540	11,521,299
VMware, Cl. A	64,080a	5,960,081
Xilinx	216,260	6,913,832
		300,095,347
Materials--4.7%
Cliffs Natural Resources	115,910	5,538,180

Eastman Chemical	245,540	11,432,342
Monsanto	204,450	15,783,540
PPG Industries	118,000	12,205,920
		44,959,982
Telecommunication Services--.1%
AT&T	33,500	1,144,695
Total Common Stocks
(cost $829,520,801)		943,778,560

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,186,698)	5,186,698 [c]	5,186,698
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $7,457,895)	7,457,895 [c]	7,457,895
Total Investments (cost $842,165,394)	100.8%	956,423,153
Liabilities, Less Cash and Receivables	(.8%)	(7,468,923)
Net Assets	100.0%	948,954,230

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $7,339,074 and the value of the collateral held by the fund was $7,457,895.
c	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $114,257,759 of which $137,817,369 related to appreciated investment securities and $23,559,610 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	31.6
Consumer Discretionary	17.4
Health Care	12.6
Industrial	10.5
Consumer Staples	10.1
Energy	9.3
Materials	4.7
Financial	3.2
Money Market Investments	1.3
Telecommunication Services	.1
100.8

†	Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	932,089,262	-	-	932,089,262
Equity Securities - Foreign+	11,689,298	-	-	11,689,298
Mutual Funds	12,644,593	-	-	12,644,593

+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)